Disclosure of detailed information about financial assets, by fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Investments	$ 88	$ 168
Trade receivables	5,627	8,114
Total financial assets	5,715
Deferred share units	1,407	1,319
Share appreciation rights	72	$ 341
Total financial liabilities	1,479
Level 1 [Member]
Statements Line Items
Investments	88
Trade receivables	0
Total financial assets	88
Deferred share units	1,407
Share appreciation rights	0
Total financial liabilities	1,407
Level 2 [Member]
Statements Line Items
Investments	0
Trade receivables	5,627
Total financial assets	5,627
Deferred share units	0
Share appreciation rights	72
Total financial liabilities	72
Level 3 [Member]
Statements Line Items
Investments	0
Trade receivables	0
Total financial assets	0
Deferred share units	0
Share appreciation rights	0
Total financial liabilities	$ 0